Equity Incentive Plans: (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Unvested as at June 30, 2020	1,371,038	$5.92